Organization and Basis of Presentation - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Feb. 13, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsidiary Sale Of Stock [Line Items]
Date of incorporation		Nov. 30, 2014	Nov. 30, 2014
Accumulated deficit		$ 281,208	$ 261,665	$ 180,085
Restructuring and Related Cost, Number of Positions Eliminated, Period Percent	55.00%